NONCONTROLLING INTERESTS -Schedule of Net Income Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
Net income attributable to noncontrolling interests	$ 7,038	$ 9,755	$ 73,788	$ 42,590	$ 31,820
Foreign currency translation attributable to noncontrolling interests			(54,468)	50,397	(13,301)
Comprehensive income attributable to noncontrolling interests	$ 50,676	$ (13,332)	$ 19,320	$ 92,987	$ 18,519